Document and Entity Information	9 Months Ended
Sep. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	OLB GROUP, INC.
Entity Central Index Key	0001314196
Amendment Flag	true
Document Type	S-1/A
Document Period End Date	Sep. 30, 2019
Amendment Description	AMENDMENT NO. 2
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Incorporation State Country Code	DE